Results of Operations - Summary of Research and Development Expenses (Detail) - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Research And Development Expenses [Abstract]
Employee expenses	€ 1,711	€ 5,432
Preclinical study costs	411	1,034
Depreciation	367	721
IP filing and maintenance fees	135	458
Rent and utilities	133	323
Share-based payments	66	212
Travel & Living	34	76
Consulting fees	5	126
Clinical study costs	(685)	1,465
Process development and scale-up	0	459
Others	(38)	221
Total R&D expenses	€ 2,139	€ 10,527